Capital Requirements and Regulatory Adjustments Over Transitional Period (Detail)	12 Months Ended
	Mar. 31, 2013
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	90.00%	[1]
Phase-in of deductions from capital	0.00%	[1]
March 2013 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	3.50%	[1]
March 2013 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2013 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	-
March 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	80.00%	[1]
Phase-in of deductions from capital	20.00%	[1]
March 2014 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.00%	[1]
March 2014 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	5.50%	[1]
March 2014 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	-
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	70.00%	[1]
Phase-in of deductions from capital	40.00%	[1]
March 2015 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2015 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2015 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	-
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	0.625%
Phase out of recognition of capital instruments that no longer qualify as capital	60.00%	[1]
Phase-in of deductions from capital	60.00%	[1]
March 2016 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2016 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2016 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	1.25%
Phase out of recognition of capital instruments that no longer qualify as capital	50.00%	[1]
Phase-in of deductions from capital	80.00%	[1]
March 2017 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2017 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2017 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	1.875%
Phase out of recognition of capital instruments that no longer qualify as capital	40.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2018 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2018 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2018 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	30.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2019 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2019 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2019 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	20.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2020 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2020 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2020 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	10.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2021 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	8.00%	[1]
Capital conservation buffer	2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	0.00%	[1]
Phase-in of deductions from capital	100.00%	[1]
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	4.50%	[1]
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	6.00%	[1]
March 2022 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs	Additional loss absorption capacity tailored to the impact of the entity’s default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

[1]	While these measures are included in the revisions to capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs/G-SIFIs, have not yet been published.